Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenues [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000
Domestic sales:
-EPIAO	250,854	317,889	372,912	59,857
-TPIAO	128,717	164,839	210,391	33,770
-Intefen	5,358	5,229	4,649	746
-Inleusin	2,041	2,788	2,963	476
-Iron	17,187	24,859	34,268	5,500
Export sales	12,211	23,890	40,040	6,427
Others	2,260	2,120	4,725	758

Total revenues	418,628	541,614	669,948	107,534